Revenue from Contracts with Customers (Details) - SEK (kr) kr in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenue from Contracts with Customers
Net sales			kr 474	kr 874
Revenue recognized	kr 0	kr 0
China, Hong Kong, Macau, Taiwan and Singapore
Revenue from Contracts with Customers
Net sales			474	874
Provision of drugs
Revenue from Contracts with Customers
Net sales			kr 474	kr 874